Property, Plant and Equipment Property, Plant and Equipment Additional Information (Detail) - 12 months ended Dec. 28, 2013 $ in Millions	USD ($) Property
Property, Plant and Equipment [Abstract]
Number of headquarters facilities sold and leased back | Property	2
Loss on sale of headquarters facilities	$ (36)
Net proceeds from sale	$ 101